FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 43,499	$ 11,493
Financial liabilities	(42,042)	(10,058)
Recurring
Disclosure of detailed information about financial instruments [line items]
Financial assets	27,254	8,983
Financial liabilities	(1,093)	(13)
Recurring | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(38)
Recurring | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)
Recurring | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,045)
Recurring | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,453	1,425
Financial liabilities	(344)	0
Recurring | Level 1 | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(26)
Recurring | Level 1 | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring | Level 1 | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(318)
Recurring | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,535	7,249
Financial liabilities	(722)	(13)
Recurring | Level 2 | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(12)
Recurring | Level 2 | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(10)
Recurring | Level 2 | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(700)
Recurring | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,266	309
Financial liabilities	(27)	0
Recurring | Level 3 | Derivative liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring | Level 3 | Funds withheld liabilities | Fair value through profit or loss:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring | Level 3 | Separate account liabilities | Available for sale:
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(27)
Recurring | Fair value through profit or loss: | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Recurring | Fair value through profit or loss: | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12)
Recurring | Fair value through profit or loss: | Level 1 | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Level 1 | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Level 2 | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(1)
Recurring | Fair value through profit or loss: | Level 2 | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(12)
Recurring | Fair value through profit or loss: | Level 3 | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Level 3 | Funds withheld liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Recurring | Fair value through profit or loss: | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,361	1,848
Recurring | Fair value through profit or loss: | Bonds | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Bonds | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,361	1,848
Recurring | Fair value through profit or loss: | Bonds | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Asset-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	389	115
Recurring | Fair value through profit or loss: | Asset-backed securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Asset-backed securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	389	115
Recurring | Fair value through profit or loss: | Asset-backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Common shares
Disclosure of detailed information about financial instruments [line items]
Financial assets		243
Recurring | Fair value through profit or loss: | Common shares | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets		243
Recurring | Fair value through profit or loss: | Common shares | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Recurring | Fair value through profit or loss: | Common shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets		0
Recurring | Fair value through profit or loss: | Preferred shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	11	4
Recurring | Fair value through profit or loss: | Preferred shares | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	11	4
Recurring | Fair value through profit or loss: | Preferred shares | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Preferred shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	44	146
Recurring | Fair value through profit or loss: | Derivative assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	9
Recurring | Fair value through profit or loss: | Derivative assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	43	137
Recurring | Fair value through profit or loss: | Derivative assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	0
Recurring | Fair value through profit or loss: | Reinsurance funds withheld
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,610	4,650
Recurring | Fair value through profit or loss: | Reinsurance funds withheld | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Fair value through profit or loss: | Reinsurance funds withheld | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,610	4,650
Recurring | Fair value through profit or loss: | Reinsurance funds withheld | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Bonds
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,785	1,547
Recurring | Available for sale: | Bonds | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,107	1,165
Recurring | Available for sale: | Bonds | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,066	382
Recurring | Available for sale: | Bonds | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,612	0
Recurring | Available for sale: | Asset-backed securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,213	53
Recurring | Available for sale: | Asset-backed securities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Asset-backed securities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	294	53
Recurring | Available for sale: | Asset-backed securities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	919	0
Recurring | Available for sale: | Private debt
Disclosure of detailed information about financial instruments [line items]
Financial assets	256	137
Recurring | Available for sale: | Private debt | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Private debt | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Private debt | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	256	137
Recurring | Available for sale: | Common shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,207	63
Recurring | Available for sale: | Common shares | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	981	1
Recurring | Available for sale: | Common shares | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	58	62
Recurring | Available for sale: | Common shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	168	0
Recurring | Available for sale: | Preferred shares
Disclosure of detailed information about financial instruments [line items]
Financial assets	62	15
Recurring | Available for sale: | Preferred shares | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	23	3
Recurring | Available for sale: | Preferred shares | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	2
Recurring | Available for sale: | Preferred shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	39	10
Recurring | Available for sale: | Private equity and other
Disclosure of detailed information about financial instruments [line items]
Financial assets	129	162
Recurring | Available for sale: | Private equity and other | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	13	0
Recurring | Available for sale: | Private equity and other | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring | Available for sale: | Private equity and other | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	116	$ 162
Recurring | Available for sale: | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	14
Recurring | Available for sale: | Other invested assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Other invested assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	14
Recurring | Available for sale: | Other invested assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Separate account assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,045
Recurring | Available for sale: | Separate account assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	318
Recurring | Available for sale: | Separate account assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	700
Recurring | Available for sale: | Separate account assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	27
Recurring | Available for sale: | Separately managed accounts
Disclosure of detailed information about financial instruments [line items]
Financial assets	128
Recurring | Available for sale: | Separately managed accounts | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Separately managed accounts | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Recurring | Available for sale: | Separately managed accounts | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 128